Income Taxes (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of unrecognized tax benefits [Abstract]
Unrecognized tax benefits as of the beginning of the year	$ 1,471	$ 1,090
Increases related to prior year tax provisions	159
Increase related to current year tax provisions	939	381
Unrecognized tax benefits as of the end of the year	$ 2,569	$ 1,471